Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2021 and 2020 consist of the following:

	2021	2020
	(in millions)
Raw materials	$2,177	$1,525
Work-in-process	1,084	622
Finished goods	3,960	3,875
Total Inventories	$7,221	$6,022